Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets:
Operating lease liabilities	$ 94,408	$ 7,067
Total deferred tax assets	94,408	7,067
Deferred tax liabilities:
Right of use assets – operating lease	(94,408)	(6,944)
Total deferred tax liabilities	(94,408)	(6,944)
Deferred tax assets, net		$ 123